N-2 - USD ($)		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2023	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Cover [Abstract]
Entity Central Index Key	0001622148
Amendment Flag	false
Document Type	N-CSRS
Entity Registrant Name	HIGHLAND GLOBAL ALLOCATION FUND
Financial Highlights [Abstract]
Senior Securities [Table Text Block]

Date	Total Amount Outstanding ($)	% of Asset Coverage of Indebtedness
3/31/2023	3,563,000	7,522.5
9/30/2022	—	—
9/30/2021	—	—
9/30/2020	—	—
9/30/2019	120,295,348	346.2
9/30/2018	138,725,439	395.2
9/30/2017	—	—
9/30/2016	40,000,000	2,414.9
9/30/2015	—	—
9/30/2014	—	—
9/30/2013	—	—

Senior Securities Amount		$ 3,563,000				$ 120,295,348	$ 138,725,439		$ 40,000,000
Senior Securities Coverage per Unit		$ 7,522.5				$ 346.2	$ 395.2		$ 2,414.9
Senior Securities, Note [Text Block]
The Fund is required to maintain 300% asset coverage with respect to amounts outstanding (excluding short-term borrowings). Asset coverage is calculated by subtracting the Fund’s total liabilities, not including any amount representing bank loans and senior securities, from the Fund’s total assets and dividing the result by the principal amount of the borrowings outstanding. As of the dates indicated below, the Fund’s debt outstanding and asset coverage was as follows:

Date	Total Amount Outstanding ($)	% of Asset Coverage of Indebtedness
3/31/2023	3,563,000	7,522.5
9/30/2022	—	—
9/30/2021	—	—
9/30/2020	—	—
9/30/2019	120,295,348	346.2
9/30/2018	138,725,439	395.2
9/30/2017	—	—
9/30/2016	40,000,000	2,414.9
9/30/2015	—	—
9/30/2014	—	—
9/30/2013	—	—

General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]
Investment Objective and Strategy Overview
The Fund’s investment objective is to seek long-term growth of capital and future income (future income means the ability to pay dividends in the future). Please refer to Note 8 for a discussion of the Fund’s current investment risks.
The Fund seeks to achieve its investment objectives by investing in a portfolio of U.S. and foreign equity, debt and money market securities. Under normal market conditions, the Fund intends to invest at least 50% of its net assets in equity securities and at least 40% (plus any borrowings for investment purposes) of its net assets in securities of non-U.S. issuers. The Fund intends to invest approximately 40% or more of its net assets in securities of non-U.S. issuers at all times, however, in the event of unfavorable market conditions the Fund may invest less than 40% (but not less than 30%) of its assets in securities of non-U.S. issuers. For purposes of determining whether securities held by the Fund are securities of a non-U.S. issuer, a company is considered to be a non-U.S. issuer if the company’s securities principally trade on a market outside of the United States, the company derives a majority of its revenues or profits outside of the United States, the company is not organized in the United States, or the company is significantly exposed to the economic fortunes and risks of regions outside the United States.
Equity securities in which the Fund may invest include common stock, preferred stock, securities convertible into common stock, rights and warrants or securities or other instruments whose price is linked to the value of common stock. The equity securities in which the Fund invests may be of any capitalization, may be denominated in any currency and may be located in emerging markets.
The Fund may also invest in debt securities of any kind, including debt securities of varying maturities, debt securities paying a fixed or fluctuating rate of interest, inflation-indexed bonds, structured notes, loan assignments, loan participations, asset-backed securities, debt securities convertible into equity securities, and securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, by foreign governments or international agencies or supranational entities or by domestic or foreign private issuers. The Fund may invest in debt securities of any credit quality, including below investment grade securities (also known as “high yield securities” or “junk securities”). Such securities are rated below investment grade by a nationally recognized statistical rating organization (“NRSRO”) or are unrated but deemed by the Investment Adviser to be of comparable quality. The Fund may invest without limitation in below investment grade or unrated securities, including in insolvent borrowers or borrowers in default.
The Fund may also invest in senior loans to domestic or foreign corporations, partnerships and other entities that operate in a variety of industries and geographic regions (“Borrowers”) (“Senior Loans”). Senior Loans are business loans that have a right to payment senior to most other debts of the Borrower.
The Fund invests primarily in companies that the portfolio manager believes have solid growth prospectus and/or attractive valuations. The portfolio manager’s value management style employs a relative approach to identify companies across all economic sectors and geographic regions that are undervalued relative to the market, their peers, their historical valuation or their growth rate. In addition, the Fund’s portfolio manager may employ event-driven investment strategies that analyze transactions in order to predict a likely outcome and invest the Fund’s assets in a way that seeks to benefit from that outcome.
When choosing investment markets, Fund management considers various factors, including economic and political conditions, potential for economic growth and possible changes in currency exchange rates. In addition to investing in securities of non-U.S. issuers, the Fund actively manages its exposure to foreign currencies through the use of forward currency contracts and other currency derivatives. The Fund may own foreign cash equivalents or foreign bank deposits as part of the Fund’s investment strategy. The Fund may also invest in non-U.S. currencies for hedging and speculative purposes.
The Fund’s portfolio may include pooled investment vehicles, including exchange-traded funds (“ETFs”), that provide exposure to foreign equity securities and that invest in both developed and emerging markets, including ETFs that seek to track the performance of securities of a single country. The Fund may invest up to 5% of its net assets in warrants and may also use derivatives, primarily swaps (including equity, variance and volatility swaps), options and futures contracts on securities, interest rates, commodities and/or currencies, as substitutes for direct investments the Fund can make and, to the extent permitted by the 1940 Act, to hedge various investments for risk management and speculative purposes.
The Fund will limit its investments in pooled investment vehicles that are excluded from the definition of “investment company” under the 1940 Act by Section 3(c)(1) or Section 3(c)(7) of the 1940 Act, such as private equity funds and hedge funds, to no more than 15% of its net assets. This limitation does not apply to any collateralized loan obligations, collateralized debt obligations and/or collateralized mortgage obligations, certain of which may rely on Section 3(c)(1) or 3(c)(7) of the 1940 Act.
The Fund seeks to provide exposure to the investment returns of real assets that trade in the commodity markets, including through investment in certain commodity-linked instruments and pooled investment vehicles, such as master limited partnership (“MLP”) investments that are principally engaged in one or more aspects of the exploration, production, processing, transmission, marketing, storage or delivery of energy-related commodities, such as natural gas, natural gas liquids, coal, crude oil or refined petroleum products, in addition to exchange-traded notes and ETFs that generate returns tied to a particular commodity or commodity market index.
Except as otherwise expressly noted in the Statement of Additional Information (“SAI”), all percentage limitations and ratings criteria apply at the time of purchase of securities, except that the limit on borrowing described herein is applied on a continual basis.
The Fund may borrow an amount up to 33 1/3% of its total assets (including the amount borrowed). The Fund may borrow for investment purposes and for temporary, extraordinary or emergency purposes. To the extent the Fund borrows more money than it has cash or short-term cash equivalents and invests the proceeds, the Fund will create financial leverage. The use of borrowing for investment purposes increases both investment opportunity and investment risk.
The Fund’s portfolio manager may sell a security for a variety of reasons, such as to invest in a company offering or superior investment opportunities.
The portfolio manager may sell short securities of a company that it believes: (i) is overvalued relative to normalized business and industry fundamentals or to the expected growth that the portfolio manager believes the company will achieve; (ii) has a weak competitive position relative to peers; (iii) engages in questionable accounting practices; (iv) shows declining cash flow and/or liquidity; (v) has distribution estimates that the portfolio manager believes are too high; (vi) has weak competitive barriers to entry; (vii) suffers from deteriorating industry and/or business fundamentals; (viii) has a weak management team; (ix) will see multiple contraction; (x) is not adapting to changes in technological, regulatory or competitive environments; or (xi) provides a hedge against the Fund’s long exposure, such as a broad based market ETF. Technical analysis may be used to help in the decision making process. The Fund may engage in short sales that are not made “against-the-box,” which means that the Fund may sell short securities even when they are not actually owned or offset at all times during the period the short position is open and could result in unlimited loss.

Risk Factors [Table Text Block]
The Fund’s risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.
Asset-Backed Securities Risk
The risk of investing in asset-backed securities, and includes interest rate risk, prepayment risk and the risk that the Fund could lose money if there are defaults on the loans underlying these securities. Investments in asset-backed securities may also be subject to valuation risk.
Credit Risk
The value of debt securities owned by the Fund may be affected by the ability of issuers to make principal and interest payments and by the issuer’s or counterparty’s credit quality. If an issuer cannot meet its payment obligations or if its credit rating is lowered, the value of its debt securities may decline. Lower quality bonds are generally more sensitive to these changes than higher quality bonds. Nonpayment would result in a reduction of income to the Fund, a reduction in the value of the obligation experiencing nonpayment and a potential decrease in the Fund’s net asset value and the market price of the Fund’s shares.
Derivatives Risk
Derivatives Risk is a combination of several risks, including the risks that: (1) an investment in a derivative instrument may not correlate well with the performance of the securities or asset class to which the Fund seeks exposure, (2) derivative contracts, including options, may expire worthless and the use of derivatives may result in losses to the Fund, (3) a derivative instrument entailing leverage may result in a loss greater than the principal amount invested, (4) derivatives not traded on an exchange may be subject to credit risk, for example, if the counterparty does not meet its obligations (see also “Counterparty Risk”), and (5) derivatives not traded on an exchange may be subject to liquidity risk and the related risk that the instrument is difficult or impossible to value accurately.
Effective August 19, 2022 (the “Compliance Date”), Rule 18f-4 under the 1940 Act (the “Derivatives Rule”) replaced the asset segregation regime of Investment Company Act Release No. 10666 (Release 10666) with a new framework for the use of derivatives by registered funds. As of the Compliance Date, the SEC rescinded Release 10666 and withdrew no-action letters and similar guidance addressing a fund’s use of derivatives and began requiring funds to satisfy the requirements of the Derivatives Rule. As a result, on or after the Compliance Date, the Fund will no longer engage in “segregation” or “coverage” techniques with respect to derivatives transactions and will instead comply with the applicable requirements of the Derivatives Rule.
The Derivatives Rule mandates that a fund adopt and/or implement: (i) value-at-risk limitations (VaR); (ii) a written derivatives risk management program; (iii) new Board oversight responsibilities; and (iv) new reporting and recordkeeping requirements. In the event that a fund’s derivative exposure is 10% or less of its net assets, excluding certain currency and interest rate hedging transactions, it can elect to be classified as a limited derivatives user (Limited Derivatives User) under the Derivatives Rule, in which case the fund is not subject to the full requirements of the Derivatives Rule. Limited Derivatives Users are excepted from VaR testing, implementing a derivatives risk management program, and certain Board oversight and reporting requirements mandated by the Derivatives Rule. However, a Limited Derivatives User is still required to implement written compliance policies and procedures reasonably designed to manage its derivatives risks.
Equity Securities Risk
The risk that stock prices will fall over short or long periods of time. In addition, common stocks represent a share of ownership in a company, and rank after bonds and preferred stock in their claim on the company’s assets in the event of bankruptcy. In addition to these risks, preferred stock and convertible securities are also subject to the risk that issuers will not make payments on securities held by the Fund, which could result in losses to the Fund. The credit quality of preferred stock and convertible securities held by the Fund may be lowered if an issuer’s financial condition changes, leading to greater volatility in the price of the security.
High Yield Debt Securities Risk
The risk that below investment grade securities or unrated securities of similar credit quality (commonly known as “high yield securities” or “junk securities”) are more likely to default than higher rated securities. The Fund’s ability to invest in high-yield debt securities generally subjects the Fund to greater risk than securities with higher ratings. Such securities are regarded by the rating organizations as pre-
dominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. The market value of these securities is generally more sensitive to corporate developments and economic conditions and can be volatile. Market conditions can diminish liquidity and make accurate valuations difficult to obtain.
Illiquid and Restricted Securities Risk
The investments made by the Fund may be illiquid, and consequently the Fund may not be able to sell such investments at prices that reflect the Investment Adviser’s assessment of their value or the amount originally paid for such investments by the Fund. Illiquidity may result from the absence of an established market for the investments as well as legal, contractual or other restrictions on their resale and other factors. Furthermore, the nature of the Fund’s investments, especially those in financially distressed companies, may require a long holding period prior to profitability. Restricted securities (i.e., securities acquired in private placement transactions) and illiquid securities may offer higher yields than comparable publicly traded securities. The Fund, however, may not be able to sell these securities when the Investment Adviser considers it desirable to do so or, to the extent they are sold privately, may have to sell them at less than the price of otherwise comparable securities. Restricted securities are subject to limitations on resale which can have an adverse effect on the price obtainable for such securities. Also, if in order to permit resale the securities are registered under the Securities Act at the Fund’s expense, the Fund’s expenses would be increased.
Industry Focus Risk
As the Fund may invest a significant portion of its assets in particular sectors or industries, the performance of the Fund may be closely tied to the performance of companies in a limited number of sectors or industries. Currently, the Fund focuses its investments in the energy, telecommunications and utilities sectors and, in certain instances, in a limited number of issuers within each of those sectors. Companies in a single sector often share common characteristics, are faced with the same obstacles, issues and regulatory burdens and their securities may react similarly to adverse market conditions. To the extent a Fund focuses its investments in particular issuers, countries, geographic regions, industries or sectors, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of issuers, countries, geographic regions, industries, sectors or investments. The price movements of investments in a particular sector or industry may be more volatile than the price movements of more broadly diversified investments.
Interest Rate Risk
The risk that fixed income securities will decline in value because of changes in interest rates. When interest rates decline, the value of fixed rate securities already held by the Fund can be expected to rise. Conversely, when interest rates rise, the value of existing fixed rate portfolio securities can be expected to decline. A fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.
On July 27, 2017, the head of the United Kingdom’s Financial Conduct Authority announced that it will stop encouraging banks to provide the quotations needed to sustain LIBOR. The ICE Benchmark Administration Limited, the administrator of LIBOR, ceased publishing certain LIBOR maturities, including some US LIBOR maturities, on December 31, 2021, and is expected to cease publishing the remaining and most liquid US LIBOR maturities on June 30, 2023. It is expected that market participants will transition to the use of alternative reference or benchmark rates prior to the applicable LIBOR cessation date. Additionally, although regulators have encouraged the development and adoption of alternative rates, such as the Secured Overnight Financing Rate (“SOFR”), the future utilization of LIBOR or of any particular replacement rate remains uncertain.
Although the transition process away from LIBOR has become increasingly well-defined in advance of the anticipated discontinuation dates, the impact on certain debt securities, derivatives and other financial instruments remains uncertain. It is expected that market participants will adopt alternative rates such as SOFR or otherwise amend financial instruments referencing LIBOR to include fallback provisions and other measures that contemplate the discontinuation of LIBOR or other similar market disruption events, but neither the effect of the transition process nor the viability of such measures is known. Further, uncertainty and risk remain regarding the willingness and ability of issuers and lenders to include alternative rates and revised provisions in new and existing contracts or instruments. To facilitate the transition of legacy derivatives contracts referencing LIBOR, the International Swaps and Derivatives Association, Inc. launched a protocol to incorporate fallback provisions. While the transition process away from LIBOR has become increasingly well-defined in advance of the expected LIBOR cessation dates, there are obstacles to converting certain longer term securities and transactions to a new benchmark or benchmarks and the effectiveness of one alternative reference rate versus multiple alternative reference rates in new or existing financial instruments and products has not been determined. Furthermore, the risks associated with the cessation of LIBOR and transition to replacement rates may be exacerbated if an orderly transition to alternative reference rates is not completed in a timely manner. Certain proposed replacement rates to LIBOR, such as SOFR, which is a broad measure of secured overnight US Treasury repo rates, are materially different from LIBOR, and changes in the applicable spread for financial instruments transitioning away from LIBOR will need to be made to accommodate the differences. Furthermore, the risks associated with the expected discontinuation of LIBOR and transition to replacement rates may be exacerbated if an orderly transition to an alternative reference rate is not completed in a timely manner. As market participants transition away from LIBOR, LIBOR’s usefulness may deteriorate and these effects could be experienced until the permanent cessation of the majority of U.S. LIBOR rates in 2023. The transition process may lead to increased volatility and illiquidity in markets that currently rely on LIBOR to determine interest rates. LIBOR’s deterioration may adversely affect the liquidity and/or market value of securities that use LIBOR as a benchmark interest rate.
Alteration of the terms of a debt instrument or a modification of the terms of other types of contracts to replace LIBOR or another interbank offered rate (“IBOR”) with a new reference rate could result in a taxable exchange and the realization of income and gain/loss for U.S. federal income tax purposes. The Internal Revenue Service (“IRS”) has issued final regulations regarding the tax consequences of the transition from IBOR to a new reference rate in debt instruments and non-debt contracts. Under the final regulations, alteration or modification of the terms of a debt instrument to replace an operative rate that uses a discontinued IBOR with a qualified rate (as defined in the final regulations) including true up payments equalizing the fair market value of contracts before and after such IBOR transition, to add a qualified rate as a fallback rate to a contract whose operative rate uses a discontinued IBOR or to replace a fallback rate that uses a discontinued IBOR with a qualified rate would not be taxable. The IRS may provide additional guidance, with potential retroactive effect.
Leverage Risk
The Fund may use leverage in its investment program, including the use of borrowed funds and investments in certain types of options, such as puts, calls and warrants, which may be purchased for a fraction of the price of the underlying securities. While such strategies and techniques increase the opportunity to achieve higher returns on the amounts invested, they also increase the risk of loss. To the extent the Fund purchases securities with borrowed funds, its net assets will tend to increase or decrease at a greater rate than if borrowed funds are not used. If the interest expense on borrowings were to exceed the net return on the portfolio securities purchased with borrowed funds, the Fund’s use of leverage would result in a lower rate of return than if the Fund was not leveraged.
Management Risk
The risk associated with the fact that the Fund relies on the Investment Adviser’s ability to achieve its investment objective. The Investment Adviser may be incorrect in its assessment of the intrinsic value of the companies whose securities the Fund holds, which may result in a decline in the value of fund shares and failure to achieve its investment objective.
Mid-Cap Company Risk
The risk that investing in securities of mid-cap companies may entail greater risks than investments in larger, more established companies. Mid-cap companies tend to have more narrow product lines, more limited financial resources and a more limited trading market for their stocks, as compared with larger companies. As a result, their stock prices may decline significantly as market conditions change.
MLP Risk
The risk that the MLPs in which the Fund invests will fail to be treated as partnerships for U.S. federal income tax purposes. If an MLP does not meet current legal requirements to maintain its partnership status, or if it is unable to do so because of tax or other law changes, it would be treated as a corporation for U.S. federal income tax purposes. The classification of an MLP as a corporation for U.S. federal income tax purposes could have the effect of reducing the amount of cash available for distribution by the MLP and the value of the Fund’s investment in any such MLP. As a result, the value of the Fund’s shares and the cash available for distribution to Fund shareholders could be materially reduced.
MLP Tax Risk
The risk that the MLPs in which the Fund invests will fail to be treated as partnerships for U.S. federal income tax purposes. If an MLP does not meet current legal requirements to maintain its partnership status, or if it is unable to do so because of tax or other law changes, it would be treated as a corporation for U.S. federal income tax purposes. In that case, the MLP would be obligated to pay U.S. federal income tax (as well as state and local taxes) at the entity level on its taxable income and distributions received by the Fund would be characterized as dividend income to the extent of the MLP’s current and accumulated earnings and profits for federal tax purposes. The classification of an MLP as a corporation for U.S. federal income tax purposes could have the effect of reducing the amount of cash available for distribution by the MLP and the value of the Fund’s investment in any such MLP. As a result, the value of the Fund’s shares and the cash available for distribution to Fund shareholders could be reduced.
Non-U.S. Securities Risk
The risk associated with investing in non-U.S. issuers. Investments in securities of non-U.S. issuers involve certain risks not involved in domestic investments (for example, fluctuations in foreign exchange rates (for non-U.S. securities not denominated in U.S. dollars); future foreign economic, financial, political and social developments; nationalization; exploration or confiscatory taxation; smaller markets; different trading and settlement practices; less governmental supervision; and different accounting, auditing and financial recordkeeping standards and requirements) that may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies. These risks are magnified for investments in issuers tied economically to emerging markets, the economies of which tend to be more volatile than the economies of developed markets. In addition, certain investments in non-U.S. securities may be subject to foreign withholding and other taxes on interest, dividends, capital gains or other income or proceeds. Those taxes will reduce the Fund’s yield on any such securities.
Non-Payment Risk
Debt instruments are subject to the risk of non-payment of scheduled interest and/or principal. Non-payment would result in a reduction of income to the Fund, a reduction in the value of the security experiencing non-payment and a potential decrease in the NAV of the Fund. There can be no assurance that the liquidation of any collateral would satisfy the borrower’s obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated. Moreover, as a practical matter, most borrowers cannot satisfy their debts by selling their assets. Borrowers pay their debts from the cash flow they generate.
Pandemics and Associated Economic Disruption
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally (“COVID-19”). This coronavirus has resulted in and may continue to result in the closing of borders, enhanced health screenings, disruptions to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general anxiety and economic uncertainty. Health crises caused by outbreaks of disease, such as the coronavirus, may exacerbate other preexisting political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the global economy, as well as the econo-
mies of individual countries, individual companies and the market in general in significant and unforeseen ways. For example, a widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, and impact the Fund’s ability to complete repurchase requests. Any such impact could adversely affect the Fund’s performance, the performance of the securities in which the Fund invests, lines of credit available to the Fund and may lead to losses on your investment in the Fund. In addition, the increasing interconnectedness of markets around the world may result in many markets being affected by events or conditions in a single country or region or events affecting a single or small number of issuers.
The United States responded to the COVID-19 pandemic and resulting economic distress with fiscal and monetary stimulus packages, including the Coronavirus Aid, Relief, and Economic Security Act (the “CARES Act”) passed in late March 2020. The CARES Act provides for over $2.2 trillion in resources to small businesses, state and local governments, and individuals adversely impacted by the COVID-19 pandemic. In late December 2020, the government also passed a spending bill that included $900 billion in stimulus relief for the COVID-19 pandemic. Further, in March 2021, the government passed the American Rescue Plan Act of 2021, a $1.9 trillion stimulus bill to accelerate the United States’ recovery from the economic and health effects of the COVID-19 pandemic. In addition, in mid-March 2020, the U.S. Federal Reserve (the “Fed”) cut interest rates to historically low levels and announced a new round of quantitative easing, including purchases of corporate and municipal government bonds. The Fed also enacted various programs to support liquidity operations and funding in the financial markets, including expanding its reverse repurchase agreement operations, which added $1.5 trillion of liquidity to the banking system; establishing swap lines with other major central banks to provide dollar funding; establishing a program to support money market funds; easing various bank capital buffers; providing funding backstops for businesses to provide bridging loans for up to four years; and providing funding to help credit flow in asset-backed securities markets. In addition, the Fed extended credit to small- and medium-sized businesses. As the Fed “tapers” or reduces the amount of securities it purchases pursuant to quantitative easing, and/or if the Fed raises the federal funds rate, there is a risk that interest rates will rise, which could expose fixed-income and related markets to heightened volatility and could cause the value of a fund’s investments, and the fund’s NAV, to decline, potentially suddenly and significantly. As a result, the fund may experience high redemptions and, as a result, increased portfolio turnover, which could increase the costs that the Fund incurs and may negatively impact the Fund’s performance. There is no assurance that the U.S. government’s support in response to COVID-19 economic distress will offset the adverse impact to securities in which the Fund may invest and future governmental support is not guaranteed.
Real Estate Securities Risk
The securities of issuers that own, construct, manage or sell residential, commercial or industrial real estate are subject to risks in addition to those of other issuers. Such risks include: changes in real estate values and property taxes, overbuilding, variations in rental income, interest rates and changes in tax and regulatory requirements, such as those relating to the environment. Performance of a particular real estate security depends on the structure, cash flow and management skill of the particular company.
Regulatory Risk
The risk that to the extent that legislation or state or federal regulators impose additional requirements or restrictions with respect to the ability of financial institutions to make loans in connection with highly leveraged transactions, the availability of loan interests for investment by the Fund may be adversely affected.
REIT-Specific Risk
Equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while mortgage REITs may be affected by the quality of any credit extended. Further, equity and mortgage REITs are dependent upon management skill and are not diversified. Such trusts are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to qualify for special tax treatment under Subchapter M of the Code and to maintain an exemption under the 1940 Act. Any rental income or income from the disposition of such real estate could adversely affect its ability to retain its tax status, which would have adverse tax consequences on its shareholders. Finally, certain REITs may be self-liquidating at the end of a specified term, and run the risk of liquidating at an economically inopportune time.
REIT Tax Risk for REIT Subsidiaries
In addition to the REIT Subsidiary, the Fund may form one or more subsidiaries that will elect to be taxed as REITs beginning with the first year in which they commence material operations. In order for each subsidiary to qualify and maintain its qualification as a REIT, it must satisfy certain requirements set forth in the Code and Treasury Regulations that depend on various factual matters and circumstances. The Fund and the Investment Adviser intend to structure each REIT subsidiary and its activities in a manner designed to satisfy all of these requirements. However, the application of such requirements is not entirely clear, and it is possible that the IRS may interpret or apply those requirements in a manner that jeopardizes the ability of such REIT subsidiary to satisfy all of the requirements for qualification as a REIT.
Restrictions on Resale Risk
Senior Loans may not be readily marketable and may be subject to restrictions on resale. Interests in Senior Loans generally are not listed on any national securities exchange or automated quotation system and no active market may exist for many of the Senior Loans in which the Fund may invest. To the extent that a secondary market may exist for certain of the Senior Loans in which the Fund invests, such market may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods.
Securities Lending Risk
The Fund will continue to receive interest on any securities loaned while simultaneously earning interest on the investment of the cash collateral in short-term money market instruments. However, the Fund will normally pay lending fees to broker-dealers and related expenses from the interest earned on such invested collateral. Any decline in the value of a portfolio security that occurs while the security is out on loan is borne by the Fund, and will adversely affect performance. There may be risks of delay in receiving additional collateral or risks of delay in recovery of the securities, loss of rights in the collateral should the borrower of the securities fail financially and possible investment losses in the investment of collateral. Any loan may be terminated by either party upon reasonable notice to the other party.
Senior Loans Risk
The risk that the issuer of a senior may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of the senior loan or reduce the Fund’s returns. The risks associated with senior loans are similar to the risks of high yield debt securities. Senior loans and other debt securities are also subject to the risk of price declines and to increases in interest rates, particularly long-term rates. Senior loans are also subject to the risk that, as interest rates rise, the cost of borrowing increases, which may increase the risk of default. In addition, the interest rates of floating rate loans typically only adjust to changes in short-term interest rates; long- term interest rates can vary dramatically from short-term interest rates. Therefore, senior loans may not mitigate price declines in a long-term interest rate environment. The Fund’s investments in senior loans are typically below investment grade and are considered speculative because of the credit risk of their issuers.
Short Sales Risk
The risk of loss associated with any appreciation on the price of a security borrowed in connection with a short sale. The Fund may engage in short sales that are not made “against-the-box,” which means that the Fund may sell short securities even when they are not actually owned or otherwise covered at all times during the period the short position is open. Short sales that are not made “against-the-box” involve unlimited loss potential since the market price of securities sold short may continuously increase.
Small-Cap Company Risk
The risk that investing in the securities of small-cap companies either directly or indirectly through investments in ETFs, closed-end funds or mutual funds (“Underlying Funds”) may pose greater market and liquidity risks than larger, more established companies, because of limited product lines and/or operating history, limited financial resources, limited trading markets, and the potential lack of management depth. In addition, the securities of such companies are typically more volatile than securities of larger capitalization companies.
Underlying Funds Risk
The risk associated with investing in Underlying Funds. The Fund may invest in Underlying Funds subject to the limitations set forth in the 1940 Act. Underlying Funds typically incur fees that are separate from those fees incurred directly by the Fund; therefore, the Fund’s purchase of Underlying Funds’ securities results in the layering of expenses. The Fund’s shareholders indirectly bear a proportionate share of the operating expenses of Underlying Funds (including advisory fees) in addition to bearing the Fund’s expenses.
Value Investing Risk
The risk of investing in undervalued stocks that may not realize their perceived value for extended periods of time or may never realize their perceived value. Value stocks may respond differently to market and other developments than other types of stocks. Value-oriented funds will typically underperform when growth investing is in favor.

Asset Backed Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Asset-Backed Securities Risk
The risk of investing in asset-backed securities, and includes interest rate risk, prepayment risk and the risk that the Fund could lose money if there are defaults on the loans underlying these securities. Investments in asset-backed securities may also be subject to valuation risk.

Credit Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Credit Risk
The value of debt securities owned by the Fund may be affected by the ability of issuers to make principal and interest payments and by the issuer’s or counterparty’s credit quality. If an issuer cannot meet its payment obligations or if its credit rating is lowered, the value of its debt securities may decline. Lower quality bonds are generally more sensitive to these changes than higher quality bonds. Nonpayment would result in a reduction of income to the Fund, a reduction in the value of the obligation experiencing nonpayment and a potential decrease in the Fund’s net asset value and the market price of the Fund’s shares.

Derivatives Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Derivatives Risk
Derivatives Risk is a combination of several risks, including the risks that: (1) an investment in a derivative instrument may not correlate well with the performance of the securities or asset class to which the Fund seeks exposure, (2) derivative contracts, including options, may expire worthless and the use of derivatives may result in losses to the Fund, (3) a derivative instrument entailing leverage may result in a loss greater than the principal amount invested, (4) derivatives not traded on an exchange may be subject to credit risk, for example, if the counterparty does not meet its obligations (see also “Counterparty Risk”), and (5) derivatives not traded on an exchange may be subject to liquidity risk and the related risk that the instrument is difficult or impossible to value accurately.
Effective August 19, 2022 (the “Compliance Date”), Rule 18f-4 under the 1940 Act (the “Derivatives Rule”) replaced the asset segregation regime of Investment Company Act Release No. 10666 (Release 10666) with a new framework for the use of derivatives by registered funds. As of the Compliance Date, the SEC rescinded Release 10666 and withdrew no-action letters and similar guidance addressing a fund’s use of derivatives and began requiring funds to satisfy the requirements of the Derivatives Rule. As a result, on or after the Compliance Date, the Fund will no longer engage in “segregation” or “coverage” techniques with respect to derivatives transactions and will instead comply with the applicable requirements of the Derivatives Rule.
The Derivatives Rule mandates that a fund adopt and/or implement: (i) value-at-risk limitations (VaR); (ii) a written derivatives risk management program; (iii) new Board oversight responsibilities; and (iv) new reporting and recordkeeping requirements. In the event that a fund’s derivative exposure is 10% or less of its net assets, excluding certain currency and interest rate hedging transactions, it can elect to be classified as a limited derivatives user (Limited Derivatives User) under the Derivatives Rule, in which case the fund is not subject to the full requirements of the Derivatives Rule. Limited Derivatives Users are excepted from VaR testing, implementing a derivatives risk management program, and certain Board oversight and reporting requirements mandated by the Derivatives Rule. However, a Limited Derivatives User is still required to implement written compliance policies and procedures reasonably designed to manage its derivatives risks.

Equity Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Equity Securities Risk
The risk that stock prices will fall over short or long periods of time. In addition, common stocks represent a share of ownership in a company, and rank after bonds and preferred stock in their claim on the company’s assets in the event of bankruptcy. In addition to these risks, preferred stock and convertible securities are also subject to the risk that issuers will not make payments on securities held by the Fund, which could result in losses to the Fund. The credit quality of preferred stock and convertible securities held by the Fund may be lowered if an issuer’s financial condition changes, leading to greater volatility in the price of the security.

High Yield Debt Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
High Yield Debt Securities Risk
The risk that below investment grade securities or unrated securities of similar credit quality (commonly known as “high yield securities” or “junk securities”) are more likely to default than higher rated securities. The Fund’s ability to invest in high-yield debt securities generally subjects the Fund to greater risk than securities with higher ratings. Such securities are regarded by the rating organizations as pre-
dominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. The market value of these securities is generally more sensitive to corporate developments and economic conditions and can be volatile. Market conditions can diminish liquidity and make accurate valuations difficult to obtain.

Illiquid and Restricted Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Illiquid and Restricted Securities Risk
The investments made by the Fund may be illiquid, and consequently the Fund may not be able to sell such investments at prices that reflect the Investment Adviser’s assessment of their value or the amount originally paid for such investments by the Fund. Illiquidity may result from the absence of an established market for the investments as well as legal, contractual or other restrictions on their resale and other factors. Furthermore, the nature of the Fund’s investments, especially those in financially distressed companies, may require a long holding period prior to profitability. Restricted securities (i.e., securities acquired in private placement transactions) and illiquid securities may offer higher yields than comparable publicly traded securities. The Fund, however, may not be able to sell these securities when the Investment Adviser considers it desirable to do so or, to the extent they are sold privately, may have to sell them at less than the price of otherwise comparable securities. Restricted securities are subject to limitations on resale which can have an adverse effect on the price obtainable for such securities. Also, if in order to permit resale the securities are registered under the Securities Act at the Fund’s expense, the Fund’s expenses would be increased.

Industry Focus Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Industry Focus Risk
As the Fund may invest a significant portion of its assets in particular sectors or industries, the performance of the Fund may be closely tied to the performance of companies in a limited number of sectors or industries. Currently, the Fund focuses its investments in the energy, telecommunications and utilities sectors and, in certain instances, in a limited number of issuers within each of those sectors. Companies in a single sector often share common characteristics, are faced with the same obstacles, issues and regulatory burdens and their securities may react similarly to adverse market conditions. To the extent a Fund focuses its investments in particular issuers, countries, geographic regions, industries or sectors, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of issuers, countries, geographic regions, industries, sectors or investments. The price movements of investments in a particular sector or industry may be more volatile than the price movements of more broadly diversified investments.

Interest Rate Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Interest Rate Risk
The risk that fixed income securities will decline in value because of changes in interest rates. When interest rates decline, the value of fixed rate securities already held by the Fund can be expected to rise. Conversely, when interest rates rise, the value of existing fixed rate portfolio securities can be expected to decline. A fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.
On July 27, 2017, the head of the United Kingdom’s Financial Conduct Authority announced that it will stop encouraging banks to provide the quotations needed to sustain LIBOR. The ICE Benchmark Administration Limited, the administrator of LIBOR, ceased publishing certain LIBOR maturities, including some US LIBOR maturities, on December 31, 2021, and is expected to cease publishing the remaining and most liquid US LIBOR maturities on June 30, 2023. It is expected that market participants will transition to the use of alternative reference or benchmark rates prior to the applicable LIBOR cessation date. Additionally, although regulators have encouraged the development and adoption of alternative rates, such as the Secured Overnight Financing Rate (“SOFR”), the future utilization of LIBOR or of any particular replacement rate remains uncertain.
Although the transition process away from LIBOR has become increasingly well-defined in advance of the anticipated discontinuation dates, the impact on certain debt securities, derivatives and other financial instruments remains uncertain. It is expected that market participants will adopt alternative rates such as SOFR or otherwise amend financial instruments referencing LIBOR to include fallback provisions and other measures that contemplate the discontinuation of LIBOR or other similar market disruption events, but neither the effect of the transition process nor the viability of such measures is known. Further, uncertainty and risk remain regarding the willingness and ability of issuers and lenders to include alternative rates and revised provisions in new and existing contracts or instruments. To facilitate the transition of legacy derivatives contracts referencing LIBOR, the International Swaps and Derivatives Association, Inc. launched a protocol to incorporate fallback provisions. While the transition process away from LIBOR has become increasingly well-defined in advance of the expected LIBOR cessation dates, there are obstacles to converting certain longer term securities and transactions to a new benchmark or benchmarks and the effectiveness of one alternative reference rate versus multiple alternative reference rates in new or existing financial instruments and products has not been determined. Furthermore, the risks associated with the cessation of LIBOR and transition to replacement rates may be exacerbated if an orderly transition to alternative reference rates is not completed in a timely manner. Certain proposed replacement rates to LIBOR, such as SOFR, which is a broad measure of secured overnight US Treasury repo rates, are materially different from LIBOR, and changes in the applicable spread for financial instruments transitioning away from LIBOR will need to be made to accommodate the differences. Furthermore, the risks associated with the expected discontinuation of LIBOR and transition to replacement rates may be exacerbated if an orderly transition to an alternative reference rate is not completed in a timely manner. As market participants transition away from LIBOR, LIBOR’s usefulness may deteriorate and these effects could be experienced until the permanent cessation of the majority of U.S. LIBOR rates in 2023. The transition process may lead to increased volatility and illiquidity in markets that currently rely on LIBOR to determine interest rates. LIBOR’s deterioration may adversely affect the liquidity and/or market value of securities that use LIBOR as a benchmark interest rate.
Alteration of the terms of a debt instrument or a modification of the terms of other types of contracts to replace LIBOR or another interbank offered rate (“IBOR”) with a new reference rate could result in a taxable exchange and the realization of income and gain/loss for U.S. federal income tax purposes. The Internal Revenue Service (“IRS”) has issued final regulations regarding the tax consequences of the transition from IBOR to a new reference rate in debt instruments and non-debt contracts. Under the final regulations, alteration or modification of the terms of a debt instrument to replace an operative rate that uses a discontinued IBOR with a qualified rate (as defined in the final regulations) including true up payments equalizing the fair market value of contracts before and after such IBOR transition, to add a qualified rate as a fallback rate to a contract whose operative rate uses a discontinued IBOR or to replace a fallback rate that uses a discontinued IBOR with a qualified rate would not be taxable. The IRS may provide additional guidance, with potential retroactive effect.

Leverage Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Leverage Risk
The Fund may use leverage in its investment program, including the use of borrowed funds and investments in certain types of options, such as puts, calls and warrants, which may be purchased for a fraction of the price of the underlying securities. While such strategies and techniques increase the opportunity to achieve higher returns on the amounts invested, they also increase the risk of loss. To the extent the Fund purchases securities with borrowed funds, its net assets will tend to increase or decrease at a greater rate than if borrowed funds are not used. If the interest expense on borrowings were to exceed the net return on the portfolio securities purchased with borrowed funds, the Fund’s use of leverage would result in a lower rate of return than if the Fund was not leveraged.

Management Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Management Risk
The risk associated with the fact that the Fund relies on the Investment Adviser’s ability to achieve its investment objective. The Investment Adviser may be incorrect in its assessment of the intrinsic value of the companies whose securities the Fund holds, which may result in a decline in the value of fund shares and failure to achieve its investment objective.

Mid Cap Company Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Mid-Cap Company Risk
The risk that investing in securities of mid-cap companies may entail greater risks than investments in larger, more established companies. Mid-cap companies tend to have more narrow product lines, more limited financial resources and a more limited trading market for their stocks, as compared with larger companies. As a result, their stock prices may decline significantly as market conditions change.

MLP Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
MLP Risk
The risk that the MLPs in which the Fund invests will fail to be treated as partnerships for U.S. federal income tax purposes. If an MLP does not meet current legal requirements to maintain its partnership status, or if it is unable to do so because of tax or other law changes, it would be treated as a corporation for U.S. federal income tax purposes. The classification of an MLP as a corporation for U.S. federal income tax purposes could have the effect of reducing the amount of cash available for distribution by the MLP and the value of the Fund’s investment in any such MLP. As a result, the value of the Fund’s shares and the cash available for distribution to Fund shareholders could be materially reduced.

MLP Tax Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
MLP Tax Risk
The risk that the MLPs in which the Fund invests will fail to be treated as partnerships for U.S. federal income tax purposes. If an MLP does not meet current legal requirements to maintain its partnership status, or if it is unable to do so because of tax or other law changes, it would be treated as a corporation for U.S. federal income tax purposes. In that case, the MLP would be obligated to pay U.S. federal income tax (as well as state and local taxes) at the entity level on its taxable income and distributions received by the Fund would be characterized as dividend income to the extent of the MLP’s current and accumulated earnings and profits for federal tax purposes. The classification of an MLP as a corporation for U.S. federal income tax purposes could have the effect of reducing the amount of cash available for distribution by the MLP and the value of the Fund’s investment in any such MLP. As a result, the value of the Fund’s shares and the cash available for distribution to Fund shareholders could be reduced.

Non US Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Non-U.S. Securities Risk
The risk associated with investing in non-U.S. issuers. Investments in securities of non-U.S. issuers involve certain risks not involved in domestic investments (for example, fluctuations in foreign exchange rates (for non-U.S. securities not denominated in U.S. dollars); future foreign economic, financial, political and social developments; nationalization; exploration or confiscatory taxation; smaller markets; different trading and settlement practices; less governmental supervision; and different accounting, auditing and financial recordkeeping standards and requirements) that may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies. These risks are magnified for investments in issuers tied economically to emerging markets, the economies of which tend to be more volatile than the economies of developed markets. In addition, certain investments in non-U.S. securities may be subject to foreign withholding and other taxes on interest, dividends, capital gains or other income or proceeds. Those taxes will reduce the Fund’s yield on any such securities.

Non Payment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Non-Payment Risk
Debt instruments are subject to the risk of non-payment of scheduled interest and/or principal. Non-payment would result in a reduction of income to the Fund, a reduction in the value of the security experiencing non-payment and a potential decrease in the NAV of the Fund. There can be no assurance that the liquidation of any collateral would satisfy the borrower’s obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated. Moreover, as a practical matter, most borrowers cannot satisfy their debts by selling their assets. Borrowers pay their debts from the cash flow they generate.

Pandemics and Associated Economic Disruption [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Pandemics and Associated Economic Disruption
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally (“COVID-19”). This coronavirus has resulted in and may continue to result in the closing of borders, enhanced health screenings, disruptions to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general anxiety and economic uncertainty. Health crises caused by outbreaks of disease, such as the coronavirus, may exacerbate other preexisting political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the global economy, as well as the econo-
mies of individual countries, individual companies and the market in general in significant and unforeseen ways. For example, a widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, and impact the Fund’s ability to complete repurchase requests. Any such impact could adversely affect the Fund’s performance, the performance of the securities in which the Fund invests, lines of credit available to the Fund and may lead to losses on your investment in the Fund. In addition, the increasing interconnectedness of markets around the world may result in many markets being affected by events or conditions in a single country or region or events affecting a single or small number of issuers.
The United States responded to the COVID-19 pandemic and resulting economic distress with fiscal and monetary stimulus packages, including the Coronavirus Aid, Relief, and Economic Security Act (the “CARES Act”) passed in late March 2020. The CARES Act provides for over $2.2 trillion in resources to small businesses, state and local governments, and individuals adversely impacted by the COVID-19 pandemic. In late December 2020, the government also passed a spending bill that included $900 billion in stimulus relief for the COVID-19 pandemic. Further, in March 2021, the government passed the American Rescue Plan Act of 2021, a $1.9 trillion stimulus bill to accelerate the United States’ recovery from the economic and health effects of the COVID-19 pandemic. In addition, in mid-March 2020, the U.S. Federal Reserve (the “Fed”) cut interest rates to historically low levels and announced a new round of quantitative easing, including purchases of corporate and municipal government bonds. The Fed also enacted various programs to support liquidity operations and funding in the financial markets, including expanding its reverse repurchase agreement operations, which added $1.5 trillion of liquidity to the banking system; establishing swap lines with other major central banks to provide dollar funding; establishing a program to support money market funds; easing various bank capital buffers; providing funding backstops for businesses to provide bridging loans for up to four years; and providing funding to help credit flow in asset-backed securities markets. In addition, the Fed extended credit to small- and medium-sized businesses. As the Fed “tapers” or reduces the amount of securities it purchases pursuant to quantitative easing, and/or if the Fed raises the federal funds rate, there is a risk that interest rates will rise, which could expose fixed-income and related markets to heightened volatility and could cause the value of a fund’s investments, and the fund’s NAV, to decline, potentially suddenly and significantly. As a result, the fund may experience high redemptions and, as a result, increased portfolio turnover, which could increase the costs that the Fund incurs and may negatively impact the Fund’s performance. There is no assurance that the U.S. government’s support in response to COVID-19 economic distress will offset the adverse impact to securities in which the Fund may invest and future governmental support is not guaranteed.

Real Estate Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Real Estate Securities Risk
The securities of issuers that own, construct, manage or sell residential, commercial or industrial real estate are subject to risks in addition to those of other issuers. Such risks include: changes in real estate values and property taxes, overbuilding, variations in rental income, interest rates and changes in tax and regulatory requirements, such as those relating to the environment. Performance of a particular real estate security depends on the structure, cash flow and management skill of the particular company.

Regulatory Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Regulatory Risk
The risk that to the extent that legislation or state or federal regulators impose additional requirements or restrictions with respect to the ability of financial institutions to make loans in connection with highly leveraged transactions, the availability of loan interests for investment by the Fund may be adversely affected.

REIT Specific Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
REIT-Specific Risk
Equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while mortgage REITs may be affected by the quality of any credit extended. Further, equity and mortgage REITs are dependent upon management skill and are not diversified. Such trusts are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to qualify for special tax treatment under Subchapter M of the Code and to maintain an exemption under the 1940 Act. Any rental income or income from the disposition of such real estate could adversely affect its ability to retain its tax status, which would have adverse tax consequences on its shareholders. Finally, certain REITs may be self-liquidating at the end of a specified term, and run the risk of liquidating at an economically inopportune time.

REIT Tax Risk for REIT Subsidiaries [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
REIT Tax Risk for REIT Subsidiaries
In addition to the REIT Subsidiary, the Fund may form one or more subsidiaries that will elect to be taxed as REITs beginning with the first year in which they commence material operations. In order for each subsidiary to qualify and maintain its qualification as a REIT, it must satisfy certain requirements set forth in the Code and Treasury Regulations that depend on various factual matters and circumstances. The Fund and the Investment Adviser intend to structure each REIT subsidiary and its activities in a manner designed to satisfy all of these requirements. However, the application of such requirements is not entirely clear, and it is possible that the IRS may interpret or apply those requirements in a manner that jeopardizes the ability of such REIT subsidiary to satisfy all of the requirements for qualification as a REIT.

Restrictions on Resale Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Restrictions on Resale Risk
Senior Loans may not be readily marketable and may be subject to restrictions on resale. Interests in Senior Loans generally are not listed on any national securities exchange or automated quotation system and no active market may exist for many of the Senior Loans in which the Fund may invest. To the extent that a secondary market may exist for certain of the Senior Loans in which the Fund invests, such market may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods.

Securities Lending Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Securities Lending Risk
The Fund will continue to receive interest on any securities loaned while simultaneously earning interest on the investment of the cash collateral in short-term money market instruments. However, the Fund will normally pay lending fees to broker-dealers and related expenses from the interest earned on such invested collateral. Any decline in the value of a portfolio security that occurs while the security is out on loan is borne by the Fund, and will adversely affect performance. There may be risks of delay in receiving additional collateral or risks of delay in recovery of the securities, loss of rights in the collateral should the borrower of the securities fail financially and possible investment losses in the investment of collateral. Any loan may be terminated by either party upon reasonable notice to the other party.

Senior Loans Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Senior Loans Risk
The risk that the issuer of a senior may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of the senior loan or reduce the Fund’s returns. The risks associated with senior loans are similar to the risks of high yield debt securities. Senior loans and other debt securities are also subject to the risk of price declines and to increases in interest rates, particularly long-term rates. Senior loans are also subject to the risk that, as interest rates rise, the cost of borrowing increases, which may increase the risk of default. In addition, the interest rates of floating rate loans typically only adjust to changes in short-term interest rates; long- term interest rates can vary dramatically from short-term interest rates. Therefore, senior loans may not mitigate price declines in a long-term interest rate environment. The Fund’s investments in senior loans are typically below investment grade and are considered speculative because of the credit risk of their issuers.

Short Sales Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Short Sales Risk
The risk of loss associated with any appreciation on the price of a security borrowed in connection with a short sale. The Fund may engage in short sales that are not made “against-the-box,” which means that the Fund may sell short securities even when they are not actually owned or otherwise covered at all times during the period the short position is open. Short sales that are not made “against-the-box” involve unlimited loss potential since the market price of securities sold short may continuously increase.

Small Cap Company Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Small-Cap Company Risk
The risk that investing in the securities of small-cap companies either directly or indirectly through investments in ETFs, closed-end funds or mutual funds (“Underlying Funds”) may pose greater market and liquidity risks than larger, more established companies, because of limited product lines and/or operating history, limited financial resources, limited trading markets, and the potential lack of management depth. In addition, the securities of such companies are typically more volatile than securities of larger capitalization companies.

Underlying Funds Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Underlying Funds Risk
The risk associated with investing in Underlying Funds. The Fund may invest in Underlying Funds subject to the limitations set forth in the 1940 Act. Underlying Funds typically incur fees that are separate from those fees incurred directly by the Fund; therefore, the Fund’s purchase of Underlying Funds’ securities results in the layering of expenses. The Fund’s shareholders indirectly bear a proportionate share of the operating expenses of Underlying Funds (including advisory fees) in addition to bearing the Fund’s expenses.

Value Investing Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Value Investing Risk
The risk of investing in undervalued stocks that may not realize their perceived value for extended periods of time or may never realize their perceived value. Value stocks may respond differently to market and other developments than other types of stocks. Value-oriented funds will typically underperform when growth investing is in favor.

Common Shares [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	Common Shares
Outstanding Security, Held [Shares]	22,484,086